Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,471,203		$ 2,433,785
IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	1,645,418	$ 1,599,526
IFRS 9 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(8,693)	(9,480)
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	981,696		962,964
Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	391,390		374,762
Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	529,025		516,754
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	72,167		90,393
Financial assets at amortised cost, category
Disclosure of credit risk exposure [line items]
Financial assets	$ 62,666
Financial assets at amortised cost, category | IFRS 9
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%
Financial assets at amortised cost, category | IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,260,944
Financial assets at amortised cost, category | IFRS 9 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9,111)
Financial assets at amortised cost, category | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,158,313
Financial assets at amortised cost, category | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,476)
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.60%
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 87,939
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,284)
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	35.90%
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 14,358
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,157)
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	58.10%
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 334
Financial assets at amortised cost, category | IFRS 9 | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(194)
Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets			962,964
Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets			970,448
Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets			(7,484)
Financial assets at amortised cost, category | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets			374,762
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets			376,481
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets			(1,719)
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets			516,754
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets			522,248
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets			(5,494)
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets			71,448
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets			71,719
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets			(271)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	$ 981,696	949,737
ECL coverage	0.90%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 990,321	959,080
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(8,625)	(9,343)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 913,912	870,257
ECL coverage	0.10%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 915,188	871,566
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(1,276)	(1,309)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 59,678	70,457
ECL coverage	3.40%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 61,786	72,658
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(2,108)	(2,201)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
Financial assets	$ 7,976	8,291
ECL coverage	38.80%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 13,023	13,882
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(5,047)	(5,591)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	$ 130	732
ECL coverage	59.90%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 324	974
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(194)	(242)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal
Disclosure of credit risk exposure [line items]
Financial assets	$ 391,390
ECL coverage	0.70%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 394,337	375,069
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,947)	(3,047)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 374,681
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (534)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	8.40%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,075
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,265)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	25.10%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,581
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,148)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	$ 529,025
ECL coverage	1.00%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 534,577	520,137
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,552)	(6,053)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 481,262
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (698)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.80%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 44,779
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (812)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	46.90%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 8,212
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,848)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	59.90%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 324
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(194)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	$ 61,281
ECL coverage	0.20%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 61,407	63,874
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (126)	(243)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 59,245
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (44)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.60%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,932
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (31)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	22.20%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 230
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (51)
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loans and advances to customers | IFRS 9 | – non-bank financial institutions | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0
Financial assets at amortised cost, category | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets			90,393
Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets			90,393
Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets			$ 0
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	$ 72,167	82,559
ECL coverage	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 72,180	82,582
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(13)	(23)
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 71,862	81,010
ECL coverage	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 71,873	81,027
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(11)	(17)
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 305	1,536
ECL coverage	0.70%
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 307	1,540
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(4)
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	13
ECL coverage	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	15
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0	(2)
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	0
ECL coverage	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	0
Financial assets at amortised cost, category | Loans and advances to banks | IFRS 9 | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Other financial assets | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	$ 582,862	557,750
ECL coverage	0.00%
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 582,917	557,864
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(55)	(114)
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 581,091	556,157
ECL coverage	0.00%
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 581,118	556,185
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(27)	(28)
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,667	1,513
ECL coverage	0.40%
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,673	1,517
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(6)	(4)
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
Financial assets	$ 104	73
ECL coverage	17.50%
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 126	155
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(22)	(82)
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	7
ECL coverage	0.00%
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	7
Financial assets at amortised cost, category | Other financial assets | IFRS 9 | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 592,008
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (325)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 569,250
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (143)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.60%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 21,839
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (139)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	4.70%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 912
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (43)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 7
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 207,351
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (13)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 205,183
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (12)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,760
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 408
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 271,022
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (305)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 251,478
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (126)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 19,034
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (136)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	8.50%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 503
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (43)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 7
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 113,635
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 112,589
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,045
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Loan and other credit-related commitments | IFRS 9 | – financial7 | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Financial guarantees | IFRS 9
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 23,518
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (93)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 20,884
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (19)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.20%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,334
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (29)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	15.20%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 297
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (45)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 927
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 920
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.50%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 17,355
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (85)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,011
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (16)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.20%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,053
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (25)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	15.30%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 288
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (44)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 5,236
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,953
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.40%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 278
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (4)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	20.00%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 5
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0
Financial assets at amortised cost, category | Financial guarantees | IFRS 9 | – financial7 | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0